Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Current assets:
Cash and cash equivalents	$ 4,383,289	$ 88,841,826	$ 68,747,376
Customers, net	6,252,778	126,733,175	111,394,431
Other financing receivables	1,595,148	32,330,944	40,887,127
Other non-financing receivables	3,677,314	74,532,913	163,079,678
Inventories	4,369,878	88,569,989	112,035,992
Government Bonds	727,246	14,740,032	28,637,314
Derivative financial instruments	454,106	9,203,958	9,926,384
Other current assets	227,048	4,601,883	3,832,444
Total current assets	21,686,807	439,554,720	538,540,746
Non-current assets:
Investments in associates	132,865	2,692,938	1,854,803
Wells, pipelines, properties, plant and equipment, net	81,434,196	1,650,532,712	1,482,322,166
Rights of use assets	2,070,452	41,964,533	43,203,180
Long-term notes receivable, net of current portion	50,413	1,021,778	1,179,706
Government Bonds	1,042,777	21,135,321	35,495,104
Deferred income taxes and duties	347,021	7,033,529	169,914,720
Intangible assets, net	843,104	17,088,277	20,350,819
Other assets	1,368,086	27,728,775	10,614,092
Total non-current assets	87,288,914	1,769,197,863	1,764,934,590
Total assets	108,975,721	2,208,752,583	2,303,475,336
Current liabilities:
Short-term debt and current portion of long-term debt	20,979,486	425,218,517	477,221,594
Short-term leases	425,709	8,628,404	8,003,743
Suppliers	24,964,569	505,989,382	368,345,849
Income taxes and duties payable	4,240,187	85,941,389	150,004,749
Accounts and accrued expenses payable	3,590,495	72,773,222	83,646,764
Derivative financial instruments	5,376,498	108,972,467	36,494,962
Total current liabilities	59,576,944	1,207,523,381	1,123,717,661
Long-term liabilities:
Long-term debt, net of current portion	76,649,435	1,553,553,738	1,317,248,763
Long-term leases, net of current portion	1,884,562	38,196,862	33,844,590
Employee benefits	60,813,679	1,232,589,895	1,372,459,213
Provisions for sundry creditors	6,800,549	137,835,561	83,310,554
Other liabilities	872,914	17,692,458	13,075,178
Deferred income taxes	253,422	5,136,424	12,798,187
Total long-term liabilities	147,274,561	2,985,004,938	2,832,736,485
Total liabilities	206,851,505	4,192,528,319	3,956,454,146
Controlling interest:
Certificates of Contribution “A”	66,740,499	1,352,716,466	1,196,207,416
Mexican Government contributions	3,292,363	66,730,591	66,730,591
Legal reserve	49,443	1,002,130	1,002,130
Accumulated other comprehensive result	14,108,466	285,954,621	(7,313,005)
Accumulated deficit:
From prior years	(143,548,759)	(2,909,489,303)	(2,917,596,017)
Net (loss) income for the year	(38,504,258)	(780,415,854)	8,106,714
Total controlling interest	(97,862,246)	(1,983,501,349)	(1,652,862,171)
Total non-controlling interest	(13,538)	(274,387)	(116,639)
Total equity (deficit)	(97,875,784)	(1,983,775,736)	(1,652,978,810)
Total liabilities and equity (deficit)	$ 108,975,721	$ 2,208,752,583	$ 2,303,475,336